Short-Term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Short-term Debt [Line Items]
Short-term borrowings	¥ 22,600	¥ 32,798
Notes Payable to Banks
Short-term Debt [Line Items]
Short-term borrowings	¥ 22,600	¥ 32,798